                                  FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3

1.   Investment Company Act File Number: 811-10223
     Date of Notification: August 29, 2003

2.   Exact name of investment company as specified in registration statement.

     ING SENIOR INCOME FUND

3.   Address of principal executive office:

     7337 E. DOUBLETREE RANCH ROAD
     SCOTTSDALE, ARIZONA 85258-2034

4.   Check one of the following:

     A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

     B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

     C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:  /s/ Kimberly Anderson
     ---------------------------

NAME: Kimberly Anderson
      ---------------------------

TITLE: Vice President and Secretary
       ----------------------------

                                                                   ING Senior Income Fund
                                                                   7337 E. Doubletree Ranch Road
[ING PILGRIM LOGO]                                                 Scottsdale, Arizona 85258-2034
                                                                   1-800-992-0180

                            REPURCHASE OFFER NOTICE

August 29, 2003

Dear ING Senior Income Fund Shareholder:

     Your fund has instituted a monthly share Repurchase Program. The fund's next monthly offer to repurchase a portion of its outstanding shares will begin on September 8, 2003. If you are not interested in selling any of your shares at this time, you do not need to do anything. The fund will contact you again next month to remind you of the next repurchase offer period.

     We extend this monthly repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell fund shares only during one of the fund's scheduled monthly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. NOTE THAT EARLY WITHDRAWAL OF SHARES FROM THIS FUND MAY RESULT IN A SALES CHARGE OR MAY BE A TAXABLE EVENT; consult your financial representative or tax advisor for more information. Please remember that you are not obligated to do anything with your shares at this time.

     The repurchase offer period begins on September 8, 2003. Please note, this month's Repurchase Request Deadline is September 15, 2003. On August 21, 2003, the Net Asset Values per share of the Fund's Class A, B, C and Q shares were $15.16, $15.14, $15.15 and $15.11, respectively. If you wish to sell any of your fund shares during this tender period, refer to your account statement to determine how your shares are registered:

          1. If your shares are held in your own name or in a qualified retirement plan for which State Street Bank acts as custodian, complete the enclosed Repurchase Request Form and insure that it is received in good order by ING Funds c/o DST Systems, Inc., the fund's Transfer Agent, at its Kansas City office by 4 p.m. Eastern Standard Time on September 15, 2003. The fund currently does not charge a processing fee for handling repurchase requests.

          2. IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, OR FOR YOUR RETIREMENT PLAN BY YOUR RETIREMENT PLAN TRUSTEE (OTHER THAN STATE STREET BANK AS MENTIONED ABOVE), YOU WILL NEED TO ASK YOUR BROKER-DEALER OR RETIREMENT PLAN TRUSTEE TO SUBMIT THE REPURCHASE REQUEST FOR YOU. Your financial advisor or broker may charge a transaction fee for that service. Please refer to your fund Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details.

     You may, of course, elect to keep your ING Senior Income Fund shares at this time, in which case you may disregard this notice and the attached forms. However, should you currently wish to sell any of your shares, remember that all requests must be received (in good order) by ING Funds c/o DST Systems, Inc., P.O. Box 219368 Kansas City, MO 64121-9368, the fund's Transfer Agent, at its office in Kansas City by 4 p.m. Eastern Standard Time on September 15, 2003, the Repurchase Request Deadline.

     The next repurchase offer will begin October 7, 2003. The Repurchase Request Deadline will be October 14, 2003.

     IF YOU HAVE QUESTIONS, PLEASE CALL YOUR FINANCIAL ADVISOR OR ING FUNDS DISTRIBUTOR, LLC AT 1-800-992-0180.

Sincerely,
ING Funds Services, LLC

[ING PILGRIM LOGO]

                             ING SENIOR INCOME FUND

                             REPURCHASE OFFER TERMS

  PLEASE REFER TO THE REPURCHASE OFFER NOTICE TO DETERMINE THE EXACT DATE OF A
   PARTICULAR MONTHLY REPURCHASE REQUEST DEADLINE AS WELL AS OTHER IMPORTANT
                                  INFORMATION.

     1. THE OFFER. ING Senior Income Fund (the "Fund") is offering to repurchase for cash up to five percent (5%) of the aggregate of its issued and outstanding Class A, B, C and Q shares of beneficial interest ("Shares") at a price equal to the respective net asset value ("NAV" or "Net Asset Value") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Repurchase Offer Notice, the Fund's Prospectus, and the related Repurchase Request Form. Together those documents constitute the "Repurchase Offer". The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Repurchase Offer.

     2. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by DST Systems, Inc., the Fund's Transfer Agent, at its office in Kansas City by 4 p.m. Eastern Standard Time on the Repurchase Request Deadline. Repurchase Requests submitted to the Transfer Agent must be sent to the addresses specified in this Repurchase Offer.

     3. REPURCHASE PRICING DATE. The Net Asset Values of Class A, B, C and Q Shares for repurchases must be determined no later than 14 days after the Repurchase Request Deadline. However, the Fund intends to determine those Net Asset Values on the Repurchase Request Deadline, if doing so is not likely to result in significant dilution of the prices of the Shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund's Net Asset Values per share may fluctuate between those dates.

     4. NET ASSET VALUES. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Values may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different.) The Net Asset Values on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call ING Funds Distributor LLC, at 1-800-992-0180 for the Fund's current Net Asset Value.

     5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made in cash no later than 7 days after the Repurchase Pricing Date.

     6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more Shares than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the number of Shares outstanding on the Repurchase Request Deadline. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own fewer than 100 shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

     7. WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on the Repurchase Request Deadline. You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

     8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

          (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

          (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

          (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

          (D) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.

     If the Repurchase Offer is suspended or postponed, the Fund will provide notice to each shareholder of the Fund's shares of the suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.

     9. TAX CONSEQUENCES. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their Shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of Shares pursuant to the Repurchase Offer (including an exchange for shares of another ING Fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is "substantially disproportionate" with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

     10. EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases. However, if you tender for repurchase Class B and Class C Shares that are subject to Early Withdrawal Charges as described in the Fund's Prospectus, and if those Shares are repurchased by the Fund, the applicable Early Withdrawal Charge will be deducted from the proceeds of the repurchase of your shares. If you ask that a specific number of shares be repurchased and those shares are repurchased, the applicable sales charge will be deducted from the repurchase proceeds. If you ask the Fund to repurchase a sufficient number of shares to provide you with proceeds of a specific dollar amount, and if some or all of those shares are subject to Early Withdrawal Charges, then (assuming your request is not subject to pro-ration) the Fund will repurchase a sufficient number of shares to pay the net proceeds you have requested and enough additional shares to pay the applicable Early Withdrawal Charge. To keep your EWC as low as possible, each time you offer your Shares for repurchase, the Fund will first repurchase Shares in your account that are not subject to an EWC and then will repurchase Shares that have the lowest EWC. If you claim entitlement to a waiver or reduction of Early Withdrawal Charges based upon the terms of the Fund's current Prospectus, you must identify the basis of that entitlement to the Transfer Agent in written instructions submitted as part of your Repurchase Request Form.

     11. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund's interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

     Neither the Fund, DST Systems, Inc., ING Investments, LLC (the Fund's investment adviser) or ING Funds Distributor, LLC (the Fund's distributor) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

     Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

     No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund's Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.

     For the Fund's current Net Asset Values per share and other information about this Repurchase Offer, or for a copy of the Fund's Prospectus, call ING Funds Distributor, LLC at 1-800-992-0180 or contact your financial advisor.

     The prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

     Principal Risks: This closed-end interval fund may invest in below investment grade senior loans. Investment in the Fund involves the risk that borrowers may default on obligations, or that lenders may have difficulty liquidating the collateral securing the loans or enforcing the rights under the terms of the senior loans. Senior secured loans are subject to differing types of levels of risk, including credit and interest rate risk.


[ING PILGRIM LOGO]                                               FUNDS FOR SERIOUS INVESTORS

                                                  ING SENIOR INCOME FUND
[ING PILGRIM LOGO]                                REPURCHASE REQUEST FORM

Use this Repurchase Request Form only if your shares are registered in your name with the Fund (please check your account statement). IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, RETIREMENT PLAN TRUSTEE, OR OTHER FIDUCIARY, YOU MUST CONTACT THEM TO HAVE THEM SUBMIT A REPURCHASE REQUEST FORM ON YOUR BEHALF.

- To the ING Senior Income Fund: I/we hereby tender the ING Senior Income Fund shares designated below for repurchase at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this monthly Repurchase Offer. I/we understand that if any shares repurchased are subject to an Early Withdrawal Charge, that charge will be deducted from the proceeds of my repurchased shares.

PLEASE USE BLUE OR BLACK INK       PLEASE PRINT CLEARLY IN BLOCK CAPITAL LETTERS
1 ACCOUNT INFORMATION

ING Senior Income Fund Account Number
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

     [ ] Class A           [ ] Class B            [ ] Class C           [ ] Class Q shares
     shares                shares                 shares

Names of Registered Shareholders (Please fill in EXACTLY as listed on your ING Senior Income Fund account statement)
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

Daytime Telephone Number
[ ] [ ] [ ] - [ ] [ ] [ ] - [ ] [ ] [ ] [ ]

2 Shares to be Tendered for Repurchase (Please fill in all applicable information. Please check only one box.)

[ ] PARTIAL TENDER OF SHARES   Please repurchase         (number of shares)
shares from my account. Please Note! An early withdrawal charge may apply.
[ ] FULL TENDER OF ALL SHARES   Please repurchase all shares from my account
Please Note! An early withdrawal charge may apply.
[ ] PARTIAL TENDER - DOLLAR AMOUNT   Please repurchase enough of my shares so
that I will receive $                                   .
(If an Early Withdrawal Charge applies enough shares will be repurchased to provide the net proceeds requested.)
[ ] FULL EXCHANGE OPTION   Please repurchase all shares from my account and
exchange like shares into the ING         Fund.
(By checking this option, you certify that you have already received a current prospectus of that Fund.)
[ ] PARTIAL EXCHANGE OPTION   Please repurchase
shares OR
Please repurchase $              from my account and exchange like shares into
the ING         Fund.
(By checking this option, you certify that you have already received a current prospectus of that Fund.)
[ ] I am entitled to a waiver of the Early Withdrawal Charge (state basis using categories identified in the Prospectus. You must provide this information with this request or the full Early Withdrawal Charge will be deducted):

IF YOU SELECTED EITHER ONE OF THE EXCHANGE OPTIONS, DO NOT COMPLETE SECTION 3. GO DIRECTLY TO SECTION 4.

3 PAYMENT AND DELIVERY INSTRUCTIONS

Unless you have elected to exchange your shares to another ING Fund, a check for the proceeds of repurchased shares will be issued in the name of the registered shareholder(s) and mailed to the address of record on the account. ALTERNATE PAYMENT METHODS REQUIRE YOUR SIGNATURE TO BE GUARANTEED. If alternate payment and/or delivery is required, please provide instructions below.

   [ ]Please make the check payable to the registration and address of record.

   [ ]Please make the check payable to:

First Name                                               M.I.      Last Name

[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

Street Address
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

City                                                     State          Zip

[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

                                www.ingfunds.com     FUNDS FOR SERIOUS INVESTORS

[ ] Please check one: [ ] mail to my bank [ ] forward electronically to my bank via Automatic Clearing House (ACH)*

Bank Name
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

Bank Address
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

City State Zip
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

Bank ABA Number (for electronic request) Bank Account Number
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

Bank Phone Number
[ ] [ ] [ ] - [ ] [ ] [ ] - [ ] [ ] [ ] [ ] [ ] Checking [ ] Savings
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

Name(s) on Account
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]
[ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ] [ ]

*Please attach a voided check for the bank account. Payment via the ACH system will be transmitted to your bank 2 business days after the transaction occurs.

4 Certification and Signature

Social Security Number     or          Taxpayer Identification Number
[ ] [ ] [ ] - [ ] [ ] - [ ] [ ] [ ] [ ]               [ ] [ ] - [ ] [ ] [ ] [ ]
[ ] [ ] [ ]

Under penalty of perjury, I certify that

(1) the number set forth above is my correct Social Security Number or Taxpayer Identification Number, and

(2) I am not subject to backup withholding either because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

You must strike out the language in (2) above if you have been notified that you are subject to backup withholding and you have not received a subsequent notice from the IRS that backup withholding has been terminated.

Signature(s) of Owner(s): PLEASE SIGN EXACTLY AS YOUR NAME APPEARS IN YOUR ACCOUNT. ALL OWNERS OF JOINT ACCOUNTS MUST SIGN THIS FORM.

SIGNATURE OF OWNER
DATE
[ ] [ ] / [ ] [ ] / [ ] [ ] [ ] [ ]
MONTH DAY YEAR
SIGNATURE OF JOINT OWNER
DATE
[ ] [ ] / [ ] [ ] / [ ] [ ] [ ] [ ]
MONTH DAY YEAR

ALSO PROVIDE YOUR TITLE AND SUBMIT EVIDENCE OF YOUR AUTHORITY IN A FORM SATISFACTORY TO THE FUND IF THE SHARES ARE HELD IN THE NAME OF A TRUSTEE, EXECUTOR, GUARDIAN, CORPORATION OR OTHER REPRESENTATIVE CAPACITY.

 SIGNATURE GUARANTEE:                                         Each signature must be guaranteed by a bank,
  (PLEASE PLACE SIGNATURE GUARANTEE STAMP HERE)               broker-dealer, savings and loan association, credit
                                                              union, national securities exchange or any other
                                                              "eligible guarantor institution" as defined in rules
                                                              adopted by the Securities and Exchange Commission.
                                                              Signatures may also be guaranteed with a medallion
                                                              stamp of the STAMP program or the NYSE Medallion
                                                              Signature Program, provided that the amount of the
                                                              transaction does not exceed the relevant surety
                                                              coverage of the medallion.
                                                              A SIGNATURE GUARANTEE MAY NOT BE OBTAINED THROUGH A
                                                              NOTARY PUBLIC.

ALL SIGNATURES MUST BE GUARANTEED UNLESS ALL OF THE FOLLOWING CONDITIONS APPLY:
   - THIS REPURCHASE REQUEST FORM IS SIGNED BY ALL REGISTERED HOLDER(S) OF THE SHARES, AND
   - THERE IS NO CHANGE OF REGISTRATION FOR ANY SHARES YOU WILL CONTINUE TO HOLD, AND
   - THE PAYMENT IS TO BE SENT TO THE REGISTERED HOLDER(S) OF THE SHARES AT THE ADDRESS SHOWN IN THE REGISTRATION SECTION OF YOUR ACCOUNT STATEMENT
     (PROVIDED NO ADDRESS CHANGES HAVE BEEN MADE WITHIN THE PAST 30 DAYS) AND
   - THE PROCEEDS WILL BE $50,000 OR LESS

If you have any questions about this form, call ING Funds Distributor, LLC at 1-800-992-0180. This form must be RECEIVED by DST Systems, Inc. no later than 4 p.m. Eastern Standard Time on the last day of the current tender period (the Repurchase Request Deadline). Repurchase Requests received by DST Systems, Inc. cannot be revoked after the Repurchase Request Deadline. Any request received outside of an active tender period or requests for future tender periods will be returned.

IMPORTANT FUND INFORMATION

PLEASE MAIL COMPLETED FORM TO: ING Funds                      OVERNIGHT MAIL: ING Funds
                               c/o DST Systems, Inc.                          c/o DST Systems, Inc.
                               P.O. Box 219368                                330 W 9th Street
                               Kansas City, MO 64121-9368                     Kansas City, MO 64105

                                                     FUNDS FOR SERIOUS INVESTORS